Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary in Tabular Form of Annual Changes In the Proved Reserves of Oil and Natural Gas (Detail)	12 Months Ended
	Mar. 31, 2022 MMBbls Bcf	Mar. 31, 2021 Bcf MMBbls	Mar. 31, 2020 Bcf MMBbls
Oil [Member]
Reserve Quantities [Line Items]
Beginning balance | MMBbls	104.3	104.04	126.83
Revisions of previous estimates | MMBbls	(10.23)	21.47	5.4
Extensions and discoveries | MMBbls	0	0.67	0.04
Improved Recovery | MMBbls	0	0	0
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Production for the year | MMBbls	(19)	(21.88)	(28.23)
Ending balance | MMBbls	75.07	104.3	104.04
Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	109.78	119.03	95.37
Revisions of previous estimates | Bcf	(14.57)	9.21	42.37
Extensions and discoveries | Bcf	1.12	0	0
Improved Recovery | Bcf	0	0	0
Sales of reserves | Bcf	0	0	0
Purchases of reserves | Bcf	0	0	0
Production for the year | Bcf	(20.8)	(18.46)	(18.71)
Ending balance | Bcf	75.53	109.78	119.03
India [member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning balance | MMBbls	104.3	104.04	126.83
Revisions of previous estimates | MMBbls	(10.23)	21.47	5.4
Extensions and discoveries | MMBbls	0	0.67	0.04
Improved Recovery | MMBbls	0	0	0
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Production for the year | MMBbls	(19)	(21.88)	(28.23)
Ending balance | MMBbls	75.07	104.3	104.04
India [member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	109.78	119.03	95.37
Revisions of previous estimates | Bcf	(14.57)	9.21	42.37
Extensions and discoveries | Bcf	1.12	0	0
Improved Recovery | Bcf	0	0	0
Sales of reserves | Bcf	0	0	0
Purchases of reserves | Bcf	0	0	0
Production for the year | Bcf	(20.8)	(18.46)	(18.71)
Ending balance | Bcf	75.53	109.78	119.03
Sri Lanka [member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning balance | MMBbls	0	0	0
Revisions of previous estimates | MMBbls	0	0	0
Extensions and discoveries | MMBbls	0	0	0
Improved Recovery | MMBbls	0	0	0
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Production for the year | MMBbls	0	0	0
Ending balance | MMBbls	0	0	0
Sri Lanka [member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	0	0	0
Revisions of previous estimates | Bcf	0	0	0
Extensions and discoveries | Bcf	0	0	0
Improved Recovery | Bcf	0	0	0
Sales of reserves | Bcf	0	0	0
Purchases of reserves | Bcf	0	0	0
Production for the year | Bcf	0	0	0
Ending balance | Bcf	0	0	0
South Africa [member] | Oil [Member]
Reserve Quantities [Line Items]
Beginning balance | MMBbls	0	0	0
Revisions of previous estimates | MMBbls	0	0	0
Extensions and discoveries | MMBbls	0	0	0
Improved Recovery | MMBbls	0	0	0
Sales of reserves | MMBbls	0	0	0
Purchases of reserves | MMBbls	0	0	0
Production for the year | MMBbls	0	0	0
Ending balance | MMBbls	0	0	0
South Africa [member] | Natural Gas [Member]
Reserve Quantities [Line Items]
Beginning balance | Bcf	0	0	0
Revisions of previous estimates | Bcf	0	0	0
Extensions and discoveries | Bcf	0	0	0
Improved Recovery | Bcf	0	0	0
Sales of reserves | Bcf	0	0	0
Purchases of reserves | Bcf	0	0	0
Production for the year | Bcf	0	0	0
Ending balance | Bcf	0	0	0